SCHEDULE OF VALUATION HIERARCHY FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Assets
Investment in unconsolidated entities	$ 178,727	$ 5,063,940
Investment in marketable securities	4,251,225
Total assets	4,429,952	5,063,940	94,600
Liabilities
Convertible notes payable	12,109,091	5,840,000	134,393
Total liabilities	12,109,091	5,840,000	1,174,793
Notes receivable			94,600
Notes Payable			1,040,400
Fair Value, Inputs, Level 1 [Member]
Assets
Investment in unconsolidated entities
Investment in marketable securities	4,251,225
Total assets	4,251,225
Liabilities
Convertible notes payable
Total liabilities
Notes receivable
Notes Payable
Fair Value, Inputs, Level 2 [Member]
Assets
Investment in unconsolidated entities
Total assets
Liabilities
Convertible notes payable	12,109,091	5,790,000
Total liabilities	12,109,091	5,790,000
Notes receivable
Notes Payable
Fair Value, Inputs, Level 3 [Member]
Assets
Investment in unconsolidated entities	178,727	5,063,940
Total assets	178,727	5,063,940	94,600
Liabilities
Convertible notes payable		50,000	134,393
Total liabilities		$ 50,000	1,174,793
Notes receivable			94,600
Notes Payable			$ 1,040,400